SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Schedule of Project Assets) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Project assets	$ 10,154,775	$ 4,761,014
Module Cost [Member]
Project assets	2,816,687
Development [Member]
Project assets	$ 7,338,088	$ 4,761,014